Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,461	$ 170,861
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	109,953	109,919
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,419	16,675
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,086	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,003	$ 10,412